Investment Income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Investment Income	INVESTMENT INCOME

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Dividends received	0.1	0.1	0.4
Interest received – environmental trust funds	1.1	0.8	0.7
Interest received – cash balances	12.1	7.4	7.6
Total investment income	13.3	8.3	8.7